Future Minimum Lease Payments to be Received Under Operating Leases that have Remaining Non-Cancelable Terms (Detail) (Non Cancelable Lease Receivable) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Leases Disclosure [Line Items]
2012	$ 4,462	¥ 371,000
2013	4,137	344,000
2014	1,395	116,000
2015
2016
2017 and thereafter
Total minimum future rentals	$ 9,994	¥ 831,000